Stockholders' Equity (Details Textual 3) - USD ($)	9 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018
Warrant [Member]
Stockholders Equity Note [Line Items]
Warrant, description	i) On November 25, 2018, the Company entered into Warrant Exercise and Exchange Agreements (the "Warrant Exercise Agreements") with certain holders (the "Exercising Holders") of the 2018 Investor Warrants. Pursuant to the Warrant Exercise Agreements, in order to induce the Exercising Holders to exercise the 2018 Investor Warrants for cash, the Company agreed to reduce the exercise price from $12.50 to $4.00 per share. Pursuant to the Warrant Exercise Agreements, the Exercising Holders exercised their 2018 Investor Warrants with respect to an aggregate of 197,500 shares of common stock underlying such 2018 Investor Warrants (the "Exercised Shares"). The Company received net proceeds of $726,481, comprising aggregate gross proceeds of $790,000 net of expenses of $63,519, from the exercise of the 2018 Investor Warrants. In addition, in order to further induce the Exercising Holders to exercise the 2018 Investor Warrants, the Warrant Exercise Agreements also provided for the issuance of one share of common stock to the Exercising Holders in exchange for every three shares of common stock underlying the 2018 Investor Warrants held by the Exercising Holders that are not being exercised for cash pursuant to the Warrant Exercise Agreements, if any. On November 26, 2018, the Company issued an aggregate of 99,167 shares of common stock in exchange for 297,500 2018 Investor Warrants, resulting in a 198,333 reduction in the Company's total shares of common stock outstanding on a fully-diluted basis. ii) All of the warrants issued for services are exercisable at $9.00 with 12,000 expiring on September 15, 2023 and 2,000 expiring on October 11, 2021. Of the total, 12,000 vest pro rata monthly over twelve months commencing September 15, 2018 and 2,000 are fully vested as of November 11, 2018. iii) Warrants issued for services exercisable at $11.70 were forfeited upon termination of the underlying agreement. iv) Warrants issued for services exercisable at $70.40 expired September 12, 2018. In addition, warrants exercisable at $31.40 expired March 31, 2019.
Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Aggregate intrinsic value of stock options outstanding	$ 0		$ 8,400
Aggregate intrinsic value of stock options exercisable	0		$ 2,800
Unrecognized compensation expense	$ 234,974	$ 527,271
Unrecognized compensation expense, term	2 years 7 months 10 days
Employee Stock Option [Member] | Exercise Price Of Ca [Member]
Stockholders Equity Note [Line Items]
Number of stock options outstanding	2,500
Stock options granted exercise price	$ 20.00
Employee Stock Option [Member] | Converted Exercise Prices [Member]
Stockholders Equity Note [Line Items]
Stock options granted exercise price	$ 14.98